LEASES (Schedule of Weighted Average Remaining Lease Terms and Discount Rates) (Details)	Dec. 31, 2020
Accounting Policies [Abstract]
Weighted average remaining lease term (years)	8 years 1 month 9 days
Weighted average discount rate	2.70%